FORWARD FUNDS

Forward Frontier Markets Fund

Supplement dated June 22, 2010 to the

Summary Prospectus for Investor and Institutional Shares of the Forward Frontier Markets Fund

dated May 1, 2010

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME AND INVESTMENT POLICY

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 10-11, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Forward Frontier Markets Fund (the “Fund”): (i) a change of name of the Fund to the “Forward Frontier MarketStrat Fund”; and (ii) changes to the principal investment strategies and principal risks of the Fund.

Change of Name

Effective September 20, 2010, all references in the Summary Prospectus to “Forward Frontier Markets Fund” shall be replaced with “Forward Frontier MarketStrat Fund.”

Changes to Principal Investment Strategies

Effective September 20, 2010, the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indexes, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Changes to Principal Risks

Effective September 20, 2010, the following two principal risks shall be added as principal risks of the Fund as contained in the section titled “Principal Risks” on page 2 of the Summary Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Effective September 20, 2010, the following two principal risks as already contained in the section titled “Principal Risks” on page 2 of the Summary Prospectus shall be replaced in their entirety to read as follows:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP FRON SUM 06212010

FORWARD FUNDS

Forward Strategic Alternatives Fund

Supplement dated June 22, 2010 to the

Summary Prospectus for Investor and Institutional Shares

of the Forward Strategic Alternatives Fund

dated May 1, 2010

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 10-11, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Forward Strategic Alternatives Fund (the “Fund”), changes to the principal investment strategies and principal risks of the Fund.

Changes to Principal Investment Strategies

Effective September 20, 2010, the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.

The Advisor utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio can be more actively managed and may add additional assets that are not part of the core portfolio.

The core portfolio will consist generally of investments in assets that provide exposure to the commodity markets, currency markets and real estate related investments that either (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, or (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but typically comprises approximately 75% of the Fund. The satellite portfolio may be opportunistically invested in any other non-traditional asset class that the Advisor believes provides returns that have weak correlation to traditional stock and bond asset classes.

The Advisor uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes four broad factors: valuation, growth, macroeconomic conditions, and sentiment. Overall, the Advisor attempts to realize the Fund’s investment objective by optimally positioning the Fund in order to take advantage of long-term trends.

The Fund may invest all of its assets in securities of alternative asset classes that exhibit low historical correlations with global stock and bond markets, or in derivatives with exposure to such alternative asset classes. Assets not invested in such alternative asset classes or derivatives may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Changes to Principal Risks

Effective September 20, 2010, the following two principal risks shall be added as principal risks of the Fund as contained in the section titled “Principal Risks” on pages 1 and 2 of the Summary Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Effective September 20, 2010, the following two principal risks as already contained in the section titled “Principal Risks” on pages 1 and 2 of the Summary Prospectus shall be replaced in their entirety to read as follows:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SAF SUM 06212010

FORWARD FUNDS

Forward Frontier Markets Fund

Forward Strategic Alternatives Fund

Supplement dated June 22, 2010 to the

Forward Funds Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”); and Forward Funds Class Z Shares Prospectus (the “Class Z Prospectus”)

each dated May 1, 2010, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND CHANGES IN INVESTMENT POLICIES

The following information applies to the Forward Frontier Markets Fund and Forward Strategic Alternatives Fund only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 10-11, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Forward Frontier Markets Fund and the Forward Strategic Alternatives Fund: (i) a change of name of the Forward Frontier Markets Fund to the “Forward Frontier MarketStrat Fund”; and (ii) changes to the principal investment strategies and principal risks of each of the Forward Frontier Markets Fund and the Forward Strategic Alternatives Fund.

Change of Name of the Forward Frontier Markets Fund

Effective September 20, 2010, all references in the No-Load Prospectus and the Class Z Prospectus to “Forward Frontier Markets Fund” shall be replaced with “Forward Frontier MarketStrat Fund.”

****

Changes to Principal Investment Strategies for the Forward Frontier Markets Fund

Effective September 20, 2010, the section titled “Principal Investment Strategies” on page 13 of the No-Load Prospectus and page 1 of the Class Z Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indexes, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

****

Changes to Principal Risks for the Forward Frontier Markets Fund

Effective September 20, 2010, the following two principal risks shall be added as principal risks of the Fund as contained in the section titled “Principal Risks” on pages 13 and 14 of the No-Load Prospectus and pages 1 and 2 of the Class Z Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Effective September 20, 2010, the following two principal risks as already contained in the section titled “Principal Risks” on pages 13 and 14 of the No-Load Prospectus and pages 1 and 2 of the Class Z Prospectus shall be replaced in their entirety to read as follows:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

****

Changes to Principal Investment Strategies for the Forward Strategic Alternatives Fund

Effective September 20, 2010, the section titled “Principal Investment Strategies” on page 80 of the No-Load Prospectus and page 22 of the Class Z Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.

The Advisor utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio can be more actively managed and may add additional assets that are not part of the core portfolio.

The core portfolio will consist generally of investments in assets that provide exposure to the commodity markets, currency markets and real estate related investments that either (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, or (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but typically comprises approximately 75% of the Fund. The satellite portfolio may be opportunistically invested in any other non-traditional asset class that the Advisor believes provides returns that have weak correlation to traditional stock and bond asset classes.

The Advisor uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes four broad factors: valuation, growth, macroeconomic conditions, and sentiment. Overall, the Advisor attempts to realize the Fund’s investment objective by optimally positioning the Fund in order to take advantage of long-term trends.

The Fund may invest all of its assets in securities of alternative asset classes that exhibit low historical correlations with global stock and bond markets, or in derivatives with exposure to such alternative asset classes. Assets not invested in such alternative asset classes or derivatives may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Changes to Principal Risks for the Forward Strategic Alternatives Fund

Effective September 20, 2010, the following two principal risks shall be added as principal risks of the Fund as contained in the section titled “Principal Risks” on pages 80 and 81 of the No-Load Prospectus and pages 22 and 23 of the Class Z Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Effective September 20, 2010, the following two principal risks as already contained in the section titled “Principal Risks” on pages 80 and 81 of the No-Load Prospectus and pages 22 and 23 of the Class Z Prospectus shall be replaced in their entirety to read as follows:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

****

Effective September 20, 2010, the fourth paragraph under the heading/sub-heading “Additional Investment Strategies and Risks/Changes of Investment Objectives and Investment Policies” on page 91 of the No-Load Prospectus shall be replaced in its entirety to read as follows:

The Forward Growth Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of this Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by this Fund of its 80% investment policy.

****

Effective September 20, 2010, the fourth paragraph under the heading/sub-heading “Additional Investment Strategies and Risks/Changes of Investment Objectives and Investment Policies” on page 27 of the Class Z Prospectus shall be deleted in its entirety.

****

Effective September 20, 2010, the information concerning the following principal risks with respect to the Forward Frontier Markets Fund and Forward Strategic Alternatives Fund as contained in the table identifying the principal and non-principal risks of the Forward Funds on pages 96 through 98 of the No-Load Prospectus and page 32 of the Class Z Prospectus shall be revised as follows:

RISKS:	Forward Frontier MarketStrat Fund	Forward Strategic Alternatives Fund
Cash and Cash Equivalents	P	P
Foreign Securities	P	P

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SAF/FRON STAT 06212010

FORWARD FUNDS

Supplement dated June 22, 2010 to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010

Change of Name of the Forward Frontier Markets Fund

Effective September 20, 2010, all references in the SAI to “Forward Frontier Markets Fund” shall be replaced with “Forward Frontier MarketStrat Fund.”

****

Effective September 20, 2010, the first sentence of the third paragraph under the heading “INVESTMENT OBJECTIVES AND POLICIES” on page 70 of the SAI shall be revised to read as follows:

The following Funds have names which suggest a focus on a particular type of investment: the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward Small to Mid Cap Fund, Forward Strategic Realty Fund, and Forward U.S. Government Money Fund.

****

Effective September 20, 2010, the fourth paragraph under the heading “INVESTMENT OBJECTIVES AND POLICIES” on page 70 of the SAI shall be replaced in its entirety to read as follows:

The Forward Growth Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of this Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by this Fund of its 80% investment policy.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SAF/FRON SAI 06212010